Right-of-Use Assets - Summary of Carrying Amount of Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Opening balance	$ 167,460
Net carrying amount	93,852	$ 167,460
Right-of-Use Asset Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Opening balance	251,189
Additions		251,189
Exchange on translations	30,365
Net carrying amount	281,554	251,189
Right-of-Use-Asset Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Opening balance	(83,729)
Charge to the period	(91,656)	(81,611)
Exchange on translation	(12,317)	(2,118)
Net carrying amount	$ (187,702)	$ (83,729)